Contract Assets and Liabilities - Schedule of Performance Obligations (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of performance obligations [line items]
Contract liabilities	₩ 260,596	₩ 223,456
Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	22,026	20,393
Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	16,709	21,945
Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	106,916	65,315
Security services [member]
Disclosure of performance obligations [line items]
Contract liabilities	30,597	32,026
Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	84,348	₩ 83,777
Less than 1 year [member]
Disclosure of performance obligations [line items]
Contract liabilities	229,892
Less than 1 year [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	22,026
Less than 1 year [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	13,704
Less than 1 year [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	91,966
Less than 1 year [member] | Security services [member]
Disclosure of performance obligations [line items]
Contract liabilities	22,953
Less than 1 year [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	79,243
1 - 2 years [member]
Disclosure of performance obligations [line items]
Contract liabilities	19,372
1 - 2 years [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	0
1 - 2 years [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	2,123
1 - 2 years [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	9,687
1 - 2 years [member] | Security services [member]
Disclosure of performance obligations [line items]
Contract liabilities	5,764
1 - 2 years [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	1,798
More than 2 years [member]
Disclosure of performance obligations [line items]
Contract liabilities	11,332
More than 2 years [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	0
More than 2 years [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	882
More than 2 years [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	5,263
More than 2 years [member] | Security services [member]
Disclosure of performance obligations [line items]
Contract liabilities	1,880
More than 2 years [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	₩ 3,307